Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 246,153	¥ 501,982
Fair value	234,909	431,338
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(11,244)	(70,644)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	246,153	501,982
Fair value	234,909	431,338
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (11,244)	¥ (70,644)